Inventories (Details) - Schedule of allowance for loss on inventory - BRL (R$) R$ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Allowance For Loss On Inventory Abstract
At the beginning of the period	R$ (37)	R$ (51)
Additions	(294)	(221)
Reversals	14	11
Write-offs	287	240
At the end of the period	R$ (30)	R$ (21)